SUBSEQUENT EVENTS (Details) $ in Thousands, ¥ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Apr. 30, 2018 CNY (¥)
SUBSEQUENT EVENTS [Line Items]
Percentage of Owenership to be Held After Cash Injection	59.87%		59.87%
Subsequent event [Member]
SUBSEQUENT EVENTS [Line Items]
Cash Consideration To Be Injected	$ 23,800		¥ 150
Investment Agreement,Description	In addition, according to the agreement, if the net profit of Zhejiang Yuhui Investment for the first quarter of 2018 does not reach RMB10 million (US$1.6 million), the subsidiary has to pay cash to Zhejiang Yuhui Investment to compensate for the deficit. As of the issuance date of these financial statements, the investment has not completed.
Subsequent event [Member] | Third Party [Member]
SUBSEQUENT EVENTS [Line Items]
Cash Consideration To Be Injected	$ 31,700		¥ 200
Percentage of Owenership to be Held After Cash Injection	40.13%		40.13%
Subsequent event [Member] | Rene Sola Zhejiang Ltd [Member]
SUBSEQUENT EVENTS [Line Items]
Payments to Acquire Businesses, Gross		$ 10,750
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 10,740